January 1, 2003

Fund Profile

T. Rowe Price

Maryland Tax-Free Money Fund

Maryland Short-Term Tax-Free Bond Fund

Maryland Tax-Free Bond Fund

A money market fund and short- and long-term bond funds seeking income that is exempt from federal and Maryland state and local income taxes.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at

www.troweprice.com.

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Fund Profile

What is each fund`s objective?

Maryland Tax-Free Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes.

Maryland Short-Term Tax-Free Bond Fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value.

Maryland Tax-Free Bond Fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

What is each fund`s principal investment strategy?

Maryland Tax-Free Money Fund will invest at least 65% of total assets in Maryland municipal securities, and at least 80% of the fund`s income is expected to be exempt from federal and Maryland state and local income taxes. All securities held by the fund will mature in 13 months or less, and the fund`s weighted average maturity will not exceed 90 days. While the fund`s yield will fluctuate with changes in interest rates, its share price is managed to remain stable at $1.00. The fund buys securities within the two highest money market categories as rated by established agencies or, if unrated, by T. Rowe Price. All securities purchased by the fund will present minimal credit risk in the opinion of T. Rowe Price.

Maryland Short-Term Tax-Free Bond Fund will invest so that, under normal market conditions, at least 80% of its net assets are invested in bonds that pay interest exempt from, and at least 80% of the fund`s income is exempt from, federal and Maryland state and local income taxes. The portfolio`s weighted average maturity will not exceed three years, but there is no maturity limit on individual securities.

Maryland Tax-Free Bond Fund will invest so that, under normal market conditions, at least 80% of its net assets are invested in bonds that pay interest exempt from, and at least 80% of the fund`s income is exempt from, federal and Maryland state and local income taxes. Its weighted average maturity is expected to exceed 15 years.

In selecting securities for the money fund, the fund manager may examine relationships among yields of various types and maturities of money market securities in the context of the outlook for interest rates. Similarly, investment decisions for the bond funds reflect the managers` outlook for interest rates and the economy, as well as the prices and yields of various securities. This approach is designed to help the managers capture appreciation opportunities when rates are falling and reduce the impact of falling prices when rates are rising. For

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Fund Profile

example, if we expect rates to fall, we may buy longer-term securities within each fund`s maturity range to provide higher yield (and, in the case of the bond funds, greater appreciation potential). Conversely, shorter maturities may be favored if rates are expected to rise. In addition, if our economic outlook is positive, we may take advantage of the bond funds` 5% "baskets" for noninvestment-grade bonds. From time to time, a fund may invest a significant portion of its assets in municipal bonds of certain sectors with special risks, such as hospital, electric utility, or private activity bonds. The funds may sell holdings for a variety of reasons, such as to adjust the portfolio`s average maturity or quality or to shift assets into higher-yielding securities.

Each bond fund will generally purchase investment-grade securities, which means their ratings are within the four highest credit categories (AAA, AA, A, BBB) as determined by a national rating organization or, if unrated, by T. Rowe Price. The bond funds may occasionally purchase below investment-grade securities (including those with the lowest or no rating), but no such purchase will be made if it would cause the funds` noninvestment-grade bonds to exceed 5% of its net assets.

Each fund sometimes invests in obligations of the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) that are exempt from federal and Maryland state and local income taxes. These securities are generally purchased when they offer a comparably attractive combination of risk and return.

Due to seasonal variations or shortages in the supply of suitable Maryland securities, each fund may invest in municipals whose interest is exempt from federal but not Maryland income taxes. Every effort will be made to minimize such investments, but they could compose up to 10% of each fund`s annual income.

While most assets will be invested in municipal securities, other securities may also be purchased, including derivatives such as futures and swaps, in keeping with fund objectives.

Income from Maryland municipal securities is exempt from federal and Maryland state and local income taxes.

Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.

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Fund Profile

What are the main risks of investing in the funds?

Any of the following could cause a decline in your fund`s price or income.

  Interest rate risk  This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. This risk is minimal for the money fund.

  While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  Credit risk  This is the chance that any of the fund`s holdings will have their credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price. This risk is reduced for the money fund because of the high-rated securities in its portfolio.

  As of May 1, 2002, the state of Maryland was rated AAA by Moody`s, Standard & Poor`s, and Fitch.

  Each fund may invest a significant portion of assets in securities that are not general obligations of the state. These may be issued by local governments or public authorities and are rated according to their particular creditworthiness, which may vary significantly from the state`s general obligations.

  While generally considered to be of medium quality, securities in the BBB category may be more susceptible to adverse economic or investing conditions, and some BBB securities have speculative characteristics. We may retain a security whose credit quality is downgraded after purchase.

  Significant political and economic developments within a state may have direct and indirect repercussions on virtually all municipal bonds issued in the state.

  Nondiversified risk  Because they are nondiversified, each fund can invest more of its assets in a smaller number of issuers than diversified funds. This could result in greater potential losses than for funds investing in a broader variety of issues.

  Geographical risk  A fund investing within a single state is, by definition, less diversified geographically than one investing across many states and therefore has greater exposure to adverse economic and political changes within that state.

  Political risk  This is the chance that a significant restructuring of federal income tax rates or even serious discussion on the topic in Congress could cause municipal bond prices to fall. The demand for municipal securities is strongly influ

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  Fund Profile

  enced by the value of tax-exempt income to investors. Broadly lower income tax rates could reduce the advantage of owning municipals.

  Other risks  Bonds of certain sectors have special risks. For example, the health care industry can be affected by federal or state legislation, electric utilities are subject to governmental regulation, and private activity bonds are not government backed.

  Fund investments in the Commonwealth of Puerto Rico and its public corporations (as well as the U.S. territories of Guam and the Virgin Islands) require careful assessment of certain risk factors, including reliance on substantial federal assistance and favorable tax programs that have recently become subject to phaseout by Congress.

  Derivatives risk (bond funds)  To the extent the funds use futures, swaps, and other derivatives, they are exposed to additional volatility and potential losses.

  Risks of the money fund  An investment in the money market fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For example, a sharp and unexpected rise in interest rates in an unusually short period of time or the default of a portfolio security could cause the fund`s NAV to fall below $1.00. However, the fund has maintained a constant share price since its inception, and the fund manager will make every effort to continue to meet this objective.

  As with any mutual fund, there can be no guarantee the funds will achieve their objectives.

  The income level of the funds will fluctuate with changing market conditions and interest rate levels. The bond funds` share price will also fluctuate; when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is most appropriate for me?

  Consider your investment goals, your time horizon for achieving them, and your tolerance for risk. The funds can be used to generate income or to diversify a stock portfolio. The higher your tax bracket, the more likely tax-exempt securities are appropriate. If you will need your principal in a relatively short time or want to minimize share price volatility, the Short-Term Tax-Free Bond Fund may be a good choice. However, if you are investing for higher tax-free income and can tolerate more share price volatility, you should consider the longer-term bond fund. If you are investing for tax-free income with principal stability and liquidity, you should consider the money market fund.

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  Fund Profile

  The funds are inappropriate for tax-deferred accounts, such as IRAs.

  The fund or funds you select should not represent your complete investment program or be used for short-term trading purposes.

  How has each fund performed in the past?

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  The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.
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  The funds can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

  In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.

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  Table 1  Average Annual Total Returns
	Periods ended 12/31/02
	1 year	5 years	Shorter of 10 years or since inception	Inception date
Tax-Free Money Fund	1.04%	--	1.50%	3/30/01
Lipper Other States Tax-Exempt Money Market Funds Average	0.92	--	1.44
Short-Term Tax-Free Bond Fund
Returns before taxes	4.10%	4.30%	4.29%	1/29/93
Returns after taxes on distributions	4.10	4.30	4.29
Returns after taxes on distributions and sale of fund shares	3.65	4.17	4.19
Lehman Brothers 3-Year State General Obligation Municipal Bond Index	6.76	5.25	5.12
Lipper Short Municipal Debt Funds Average	3.91	4.07	4.11
Tax-Free Bond Fund
Returns before taxes	9.47%	5.66%	6.35%	3/31/87
Returns after taxes on distributions	9.43	5.64	6.31
Returns after taxes on distributions and sale of fund shares	7.73	5.53	6.17
Lehman Brothers Municipal Bond Index	9.60	6.06	6.71
Lipper Maryland Municipal Debt Funds Average	8.21	4.76	5.75
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  Fund Profile

  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. All after-tax returns are calculated using the historical highest individual federal marginal income tax and capital gains rates. They do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end, and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.

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  Money funds are not required to show after-tax returns.
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  What fees or expenses will I pay?

  The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees.

  Table 2  Fees and Expenses of the Funds*
	Annual fund operating expenses (expenses that are deducted from fund assets)
Fund	Management fee	Other expenses	Total annual fund operating expenses	Fee waiver/expense reimbursement	Net expenses
Tax-Free Money	0.42%	0.45%	0.87%	0.32%a	0.55%a
Short-TermTax-Free Bond	0.42	0.16	0.58	0.01a	0.59a
Tax-Free Bond	0.42	0.07	0.49	xd1	xd1

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

  aTo limit the funds` expenses, T. Rowe Price contractually obligated itself to waive any fees and bear any expenses through February 28, 2003, to the extent such fees or expenses would cause the funds` ratios of expenses to average net assets to exceed 0.55% (Tax-Free Money) or 0.60% (Short-Term Tax-Free Bond). Fees waived or expenses paid or assumed under this agreement are subject to reimbursement to T. Rowe Price whenever the funds` expense ratios are below the applicable limit; however, no reimbursement will be made after February 28, 2005, or if it would result in the expense ratio exceeding the applicable limit. Any amounts reimbursed have the effect of increasing fees otherwise paid by the fund.

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  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table shows how much you would pay if operating expenses remain the same, the expense limitation currently in place is not renewed (if applicable), you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:

Fund	1 year	3 years	5 years	10 years
Tax-Free Money	$56	$246	$451	$1,043
Short-Term Tax-Free Bond	60	189	329	738
Tax-Free Bond	50	157	274	616

  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Maryland Tax-Free Money Fund  Joseph K. Lynagh manages the fund day to day and has been chairman of its Investment Advisory Committee since its inception. He joined T. Rowe Price in 1991 and has worked as a municipal bond trader since 1994.

  Maryland Short-Term Tax-Free Bond Fund  Charles B. Hill manages the fund day to day and has been chairman of its Investment Advisory Committee since 1996. He joined T. Rowe Price in 1991 and has been managing investments since 1986.

  Maryland Tax-Free Bond Fund  Hugh D. McGuirk manages the fund day to day and has been chairman of its Investment Advisory Committee since 2000. He has been involved in the municipal bond management process at T. Rowe Price since 1993.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for gifts or transfers to minors or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

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  Fund Profile

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access ® or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances, and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  Each fund distributes income monthly and net capital gains, if any, at year-end.Normally there are no capital gain distributions for money market funds.Although most income will not be subject to federal income tax, short-term gains are taxable at ordinary income rates and long-term gains are taxable at the current capital gains rate. Income from certain "private activity" bonds may be taxable for those investors subject to the alternative minimum tax (AMT). Distributions are reinvested automatically in additional shares unless you choose another option, such as receiving a check.

  What services are available?

  A wide range, including but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  Fund Profile

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  www.troweprice.com

  RPS C12-035

  T. Rowe Price Investment Services, Inc., Distributor.